Debt - Summary of Outstanding Long-Term Debt (Parenthetical) (Detail)	Dec. 31, 2016
Fixed-Rate 3.5% Senior Unsecured Notes Maturing in September 2016 [Member]
Debt Instrument [Line Items]
Fixed rate on notes	3.50%
Fixed-Rate 3.75% Senior Unsecured Notes Maturing in June 2018 [Member]
Debt Instrument [Line Items]
Fixed rate on notes	3.75%
Fixed-Rate 4.125% Senior Unsecured Notes Maturing in June 2020 [Member]
Debt Instrument [Line Items]
Fixed rate on notes	4.125%
Fixed-Rate 4.125% Senior Unsecured Notes Maturing in June 2021 [Member]
Debt Instrument [Line Items]
Fixed rate on notes	4.125%
Fixed-Rate 5.75% Senior Unsecured Notes Maturing in February 2021 [Member]
Debt Instrument [Line Items]
Fixed rate on notes	5.75%
Fixed-Rate 5% Senior Secured Notes Maturing in May 2021 [Member]
Debt Instrument [Line Items]
Fixed rate on notes	5.00%
Fixed-Rate 3.875% Senior Unsecured Notes Maturing in September 2022 [Member]
Debt Instrument [Line Items]
Fixed rate on notes	3.875%
Fixed-Rate 6% Senior Secured Notes Maturing in January 2022 [Member]
Debt Instrument [Line Items]
Fixed rate on notes	6.00%
Fixed-Rate 4.625% Senior Unsecured Notes Maturing in June 2022 [Member]
Debt Instrument [Line Items]
Fixed rate on notes	4.625%
Fixed-Rate 5.75% Senior Unsecured Notes Maturing in March 2023 [Member]
Debt Instrument [Line Items]
Fixed rate on notes	5.75%
Fixed-Rate 4.625% Senior Unsecured Notes Maturing in June 2023 [Member]
Debt Instrument [Line Items]
Fixed rate on notes	4.625%
Fixed-Rate 1% Cash Convertible Notes Maturing in December 2019 [Member]
Debt Instrument [Line Items]
Fixed rate on notes	1.00%